Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2026
Significant Accounting Policies [Abstract]
Basis of presentation
A.	Basis of presentation:

The accompanying unaudited condensed consolidated interim financial statements have been prepared in accordance with Securities and Exchange Commission (“SEC”)’s Regulation S-X. As permitted under those rules, certain footnotes and other financial information that are normally required by generally accepted accounting principles in the United States (“U.S. GAAP”) can be condensed or omitted. These financial statements reflect all adjustments, which include only normal recurring adjustments, necessary for a fair statement of its financial position as of and for the periods presented. These condensed consolidated financial statements and notes thereto are unaudited and should be read in conjunction with the Company’s audited financial statements for the year ended December 31, 2025. The results of operations for the six months ended June 30, 2026, are not necessarily indicative of results that could be expected for the 2026 fiscal year or any other interim period or for any other future year. All intercompany transactions and balances have been eliminated in consolidation.

Use of estimates in the preparation of financial statements
B.	Use of estimates in the preparation of financial statements:

The preparation of the unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the unaudited condensed consolidated financial statements and accompanying notes. Estimates are primarily used for, but not limited to, realization value of inventory, valuation of share-based compensation, useful lives of property, plant and equipment and royalty liabilities.

The Company’s management believes that the estimates, judgments, and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the unaudited condensed consolidated financial statements, and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates, and such differences may have a material impact on the Company’s financial position or results of operations.

Concentration of Credit Risk
C.	Concentration of Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist of trade and other receivables, and cash, cash equivalents and restricted deposits held at financial institutions.

The Company places its cash and cash equivalents, bank deposits and restricted deposits in high credit quality financial institutions. In general, customers are not required to provide collateral or any other security to support accounts receivable but are required to make progress payments during the course of project execution.

As of June 30, 2026 and December 31, 2025 there are no current expected credit loss allowances.

New Accounting Pronouncements
D.	New Accounting Pronouncements

The Company qualifies as an emerging growth company (“EGC”) as defined under the Jumpstart Our Business Startups Act (the “JOBS Act”). Using exemptions provided under the JOBS Act for EGCs, and as long as the Company qualifies for this status, it may elect to defer compliance with new or revised ASUs until it is required to comply with such updates, which is generally consistent with the adoption dates of private companies.

Commencing January 1, 2026, ASU 2023-09—Income Taxes (Topic 740) became effective for the Company. This new pronouncement will require additional tax related disclosures in the 2026 annual financial statements.

Newly issued and not yet adopted accounting pronouncements:

ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities, issued in December 2025, establishes authoritative framework for the first time, for how for profit businesses must recognize and measure government assistance. This framework is effective for public companies for fiscal years beginning after December 15, 2028, and for all other entities fiscal years beginning after December 15, 2029. Early adoption is permitted. At this stage, the Company is evaluating its adoption effect on the financial statements and the time of adoption.